Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Testing equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Testing equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives, description	Shorter of the remaining lease terms or estimated useful lives